Related Party Transactions and Balances (Details) - Schedule of Due to Related Parties, Current - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Mr. Zhu Jian [Member]
Other Payable
Due to related parties, current	$ 430,961	$ 478,880
Skinist Global [Member]
Other Payable
Due to related parties, current	6,130
Teng Xin [Member]
Other Payable
Due to related parties, current		73,463
Related Party [Member]
Other Payable
Due to related parties, current	$ 437,091	$ 552,343